Research and development expenses (Tables)	3 Months Ended
Mar. 31, 2022
Research and development expenses
Schedule of research and development expense

	Three months ended
	March 31,	March 31,
	2022	2021
Labor	$3,841,598	$1,611,926
Materials	668,022	339,759
Share-based compensation expense	161,480	341,496
	$4,671,100	$2,293,181